Reconciliation of Financial Statement to Form 5500 (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliations of Net Assets Available for Benefits [Abstract]
Net assets available for benefits	$ 1,878,564	$ 1,690,510
Adjustment from contract value to fair value	(1,014)	(2,387)
Net assets available for benefits per the Form 5500	1,877,550	$ 1,688,123
Reconciliation of Change in Net Assets Available for Benefits [Abstract]
Net increase in net assets available for benefits before net transfers per the financial statements	187,762
Less: Adjustment from contract value to fair value, beginning of period	(2,387)
Add: Adjustment from contract value to fair value, end of period	(1,014)
Net increase in net assets available for benefits per the Form 5500	$ 189,135